Net Income/(Loss) per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	¥ (109,652)	¥ (205,701)	¥ 417,976
Net loss from discontinued operations attributable to Phoenix New Media Limited			(37,607)
Net income/(loss) attributable to Phoenix New Media Limited	(109,652)	(205,701)	380,369
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	(109,652)	(205,701)	417,976
Net loss from discontinued operations attributable to Phoenix New Media Limited			(37,607)
Net income/(loss) attributable to Phoenix New Media Limited	¥ (109,652)	¥ (205,701)	¥ 380,369
Ordinary Shares
Denominator:
Basic	582,324,325	582,324,325	582,324,325
Net income/(loss) from continuing operations per Class A and Class B ordinary share — basic	¥ (0.19)	¥ (0.35)	¥ 0.72
Net loss from discontinued operations per Class A and Class B ordinary share - basic			(0.07)
Basic net income/(loss) per share	¥ (0.19)	¥ (0.35)	¥ 0.65
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic	582,324,325	582,324,325	582,324,325
Diluted	582,324,325	582,324,325	582,324,325
Net income/(loss) from continuing operations per Class A and Class B ordinary share — diluted	¥ (0.19)	¥ (0.35)	¥ 0.72
Net loss from discontinued operations per Class A and Class B ordinary share - diluted			(0.07)
Diluted net income/(loss) per share	¥ (0.19)	¥ (0.35)	¥ 0.65